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                           SCHULTE ROTH & ZABEL LLP
                               919 THIRD AVENUE
                           NEW YORK, NEW YORK  10022
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                                (212) 756-2000

                               Facsimile Number:

                                (212) 593-5955

                            Writers Direct Number:

                                (212) 756-2257

                                  May 3, 2001

VIA EDGAR
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U.S. Securities and Exchange Commission
450 Fifth Street, N.W.
Washington, D.C.  20549

          Re: LEVCO Series Trust -- (1933 Act File No. 333-19297; 1940 Act File No. 811-08007) Filing Pursuant to Rule 497(j) Under the 1933 Act
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Ladies and Gentlemen:

          On behalf of LEVCO Series Trust (the "Trust") and pursuant to Rule 497(j) under the Securities Act of 1933, I am informing you that the forms of prospectuses and the statement of additional information for LEVCO Equity Value Fund (the "Fund") that would have been filed under paragraphs (b) or (c) of Rule 497 would not have differed from the Class A and Class B Prospectuses and the statement of additional information for the Fund which were filed with the Commission on May 1, 2001, as post-effective amendment number 5 to the Fund's registration statement.

          Please call the undersigned at (212) 756-2257 with any questions or comments.


                              Sincerely yours,



                              /s/ Jennifer Karam
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                              Jennifer Karam